Borrowings - Schedule of Allocation of the Loan Proceeds and Movements in Liability (Details) - USD ($) $ in Thousands		12 Months Ended
	May 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid		$ (1,728)	$ (6)	$ (266)
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan issuance amount	$ 15,000	15,000
Transaction costs	(1,100)	(1,070)
Initial loan amortized cost	$ 13,300	13,274
Interest expense		1,290
Interest paid		(1,152)
Currency translation adjustments		(175)
Net amortized cost as of December 31, 2024		13,237
Perceptive Credit Agreement | Perceptive Credit Holdings Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant obligation		$ (656)